COMMON STOCK OPTIONS AND WARRANTS (Details - Options activity) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares outstanding at beginning		44,644
Weighted average remaining contractual term (years) outstanding			8 months 12 days
Aggregate intrinsic value outstanding at beginning
Shares outstanding at end			44,644
Aggregate intrinsic value outstanding at end
Number of warrants, exercisable			44,644
Weighted average exercise price, exercisable			$ 7.70
Weighted average remaining contractual term (years), exercisable			8 months 12 days	9 months 18 days
Aggregate intrinsic value, exercisable
Number of warrants outstanding at beginning		44,644	80,091
Weighted average exercise price outstanding at beginning		$ 7.70	$ 8.63
Warrants expired, forfeited, cancelled or exercised		(344,644)	(102,947)
Weighted average exercise price, warrants expired, forfeited, cancelled or exercised
Warrants issued		300,000
Weighted average exercise price, warrants issued		$ 3.00
Number of warrants outstanding at end			44,644	80,091
Weighted average exercise price outstanding at end			$ 7.70	$ 8.63
Weighted average remaining contractual term (years)			8 months 12 days
Weighted average remaining contractual term (years) , Warrants issued		4 years 5 months 19 days
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares outstanding at beginning	606,452	1,387,775	926,266
Weighted average exercise price outstanding at beginning	$ 5.29	$ 5.23	$ 5.74
Weighted average remaining contractual term (years) outstanding		2 years	3 years	3 years 3 months 18 days
Aggregate intrinsic value outstanding at beginning	$ 514,394
Shares, granted			463,117
Weighted average exercise price, granted			$ 4.22
Weighted average remaining contractual term (years), granted			4 years 4 months 6 days
Shares, exercised/forfeited		(781,323)	(1,608)
Weighted average exercise price, exercised/forfeited		$ 5.17	$ 14.00
Shares outstanding at end		606,452	1,387,775	926,266
Weighted average exercise price outstanding at end		$ 5.29	$ 5.23	$ 5.74
Aggregate intrinsic value outstanding at end		$ 514,394
Number of warrants, exercisable		442,445	581,324
Weighted average exercise price, exercisable		$ 5.50	$ 5.38
Weighted average remaining contractual term (years), exercisable		1 year 7 months 6 days	1 year 9 months 18 days
Aggregate intrinsic value, exercisable		$ 296,145